(Oppenheimer Rising Dividends Fund, Inc.)
Investment Objective. The Fund seeks total return.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 10 of the prospectus and in the sections "How to Buy Shares" beginning on page 55 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Oppenheimer Rising Dividends Fund, Inc.)	Class A	Class B	Class C	Class N	Class Y	Class I
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	5.00%	1.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Oppenheimer Rising Dividends Fund, Inc.)		Class A	Class B	Class C	Class N	Class Y	Class I
Management Fees		0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none	none
Other Expenses		0.22%	0.43%	0.24%	0.34%	0.24%	0.04%
Total Annual Fund Operating Expenses		1.06%	2.02%	1.83%	1.43%	0.83%	0.63%
Fee Waiver and/or Expense Reimbursement	[1]	none	(0.01%)	none	none	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.06%	2.01%	1.83%	1.43%	0.83%	0.63%
[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for Classes B, C, N and Y shares to 0.35% of average annual net assets per class per fiscal year, and to 0.30% of average annual net assets per fiscal year for Class A shares. This fee waiver and/or expense limitation may not be amended or withdrawn until one year from the date of this prospectus.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example (Oppenheimer Rising Dividends Fund, Inc.) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	677	894	1,129	1,801
Class B	706	939	1,298	1,888
Class C	288	581	999	2,167
Class N	247	456	787	1,725
Class Y	85	266	462	1,030
Class I	65	202	352	789

If shares are not redeemed
Expense Example, No Redemption (Oppenheimer Rising Dividends Fund, Inc.) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	677	894	1,129	1,801
Class B	206	639	1,098	1,888
Class C	188	581	999	2,167
Class N	147	456	787	1,725
Class Y	85	266	462	1,030
Class I	65	202	352	789

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests mainly in common stocks of companies that currently pay dividends or are expected to begin paying dividends in the future. The Fund emphasizes investments in companies that are expected to grow their dividends over time. Under normal market conditions, the Fund will invest at least 80% of its net assets in securities of companies that the portfolio managers expect to experience dividend growth, including companies that currently pay dividends and are expected to increase them and companies that do not currently pay dividends but are expected to begin paying them in the near future.

The Fund can invest in issuers in all capitalization ranges. Currently, the Fund's stock investments are focused on large-cap issuers, but that emphasis can change over time. While the Fund mainly invests in common stocks of U.S. companies, it may also invest in other securities, including foreign stocks, fixed-income instruments, convertible securities, preferred stocks, and derivatives such as covered call options.

In selecting investments for the Fund, the Fund uses a "top down" approach that focuses on broad economic trends affecting entire markets and industries, as well as a "bottom up" approach that focuses on the fundamental prospects of individual companies and issuers.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.

At times, the Fund may emphasize investments in a particular industry or economic or market sector. To the extent that the Fund increases its emphasis on investments in a particular industry or sector, the value of its investments may fluctuate more in response to events affecting that industry or sector, such as changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others.

Dividend Risk. There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. High-dividend stocks may not experience high earnings growth or capital appreciation. The Fund's performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks.

Risks of Derivative Investments. Derivatives may be volatile and may involve significant risks. The underlying security or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The Fund may also lose money on a derivative investment if the issuer fails to pay the amount due. Certain derivative investments held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and can increase portfolio turnover. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking total return from capital appreciation and dividend income over the long term. Those investors should be willing to assume the risks of short-term share price fluctuations and losses that are typical for a fund emphasizing investments in common stock. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A shares) from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/RisingDividendsFund

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 16.38% (2nd Qtr 03) and the lowest return was -19.85% (4th Qtr 08). For the period from from January 1, 2012 to December 31, 2012 the cumulative return before sales charges and taxes was 12.66%.

Average Annual Total Returns for the periods ended December 31, 2012

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Performance information for Class I shares will be provided after those shares have one full calendar year of performance.

Average Annual Total Returns (Oppenheimer Rising Dividends Fund, Inc.)	Inception Date	1 Year	5 Years	10 Years
Class A	Apr 30, 1980	6.19%	0.02%	7.10%
Class A Return After Taxes on Distributions		5.62%	(0.26%)	5.85%
Class A Return After Taxes on Distributions and Sale of Fund Shares		4.01%	(0.05%)	5.78%
Class B	Sep 1, 1993	6.65%	(0.06%)	7.22%
Class C	Sep 1, 1993	10.84%	0.47%	6.89%
Class N	Mar 1, 2001	11.23%	0.92%	7.41%
Class Y	Dec 16, 1996	12.88%	1.51%	8.02%
S&P 500 Index		16.00%	1.66%	7.10%
Russell 1000 Index		16.42%	1.92%	7.52%

(Oppenheimer Rising Dividends Fund, Inc.)
Investment Objective. The Fund seeks total return.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 10 of the prospectus and in the sections "How to Buy Shares" beginning on page 55 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Oppenheimer Rising Dividends Fund, Inc.)	Class A	Class B	Class C	Class N	Class Y	Class I
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	5.00%	1.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Oppenheimer Rising Dividends Fund, Inc.)		Class A	Class B	Class C	Class N	Class Y	Class I
Management Fees		0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none	none
Other Expenses		0.22%	0.43%	0.24%	0.34%	0.24%	0.04%
Total Annual Fund Operating Expenses		1.06%	2.02%	1.83%	1.43%	0.83%	0.63%
Fee Waiver and/or Expense Reimbursement	[1]	none	(0.01%)	none	none	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.06%	2.01%	1.83%	1.43%	0.83%	0.63%
[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for Classes B, C, N and Y shares to 0.35% of average annual net assets per class per fiscal year, and to 0.30% of average annual net assets per fiscal year for Class A shares. This fee waiver and/or expense limitation may not be amended or withdrawn until one year from the date of this prospectus.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example (Oppenheimer Rising Dividends Fund, Inc.) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	677	894	1,129	1,801
Class B	706	939	1,298	1,888
Class C	288	581	999	2,167
Class N	247	456	787	1,725
Class Y	85	266	462	1,030
Class I	65	202	352	789

If shares are not redeemed
Expense Example, No Redemption (Oppenheimer Rising Dividends Fund, Inc.) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	677	894	1,129	1,801
Class B	206	639	1,098	1,888
Class C	188	581	999	2,167
Class N	147	456	787	1,725
Class Y	85	266	462	1,030
Class I	65	202	352	789

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests mainly in common stocks of companies that currently pay dividends or are expected to begin paying dividends in the future. The Fund emphasizes investments in companies that are expected to grow their dividends over time. Under normal market conditions, the Fund will invest at least 80% of its net assets in securities of companies that the portfolio managers expect to experience dividend growth, including companies that currently pay dividends and are expected to increase them and companies that do not currently pay dividends but are expected to begin paying them in the near future.

The Fund can invest in issuers in all capitalization ranges. Currently, the Fund's stock investments are focused on large-cap issuers, but that emphasis can change over time. While the Fund mainly invests in common stocks of U.S. companies, it may also invest in other securities, including foreign stocks, fixed-income instruments, convertible securities, preferred stocks, and derivatives such as covered call options.

In selecting investments for the Fund, the Fund uses a "top down" approach that focuses on broad economic trends affecting entire markets and industries, as well as a "bottom up" approach that focuses on the fundamental prospects of individual companies and issuers.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.

At times, the Fund may emphasize investments in a particular industry or economic or market sector. To the extent that the Fund increases its emphasis on investments in a particular industry or sector, the value of its investments may fluctuate more in response to events affecting that industry or sector, such as changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others.

Dividend Risk. There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. High-dividend stocks may not experience high earnings growth or capital appreciation. The Fund's performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks.

Risks of Derivative Investments. Derivatives may be volatile and may involve significant risks. The underlying security or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The Fund may also lose money on a derivative investment if the issuer fails to pay the amount due. Certain derivative investments held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and can increase portfolio turnover. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking total return from capital appreciation and dividend income over the long term. Those investors should be willing to assume the risks of short-term share price fluctuations and losses that are typical for a fund emphasizing investments in common stock. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A shares) from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/RisingDividendsFund

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 16.38% (2nd Qtr 03) and the lowest return was -19.85% (4th Qtr 08). For the period from from January 1, 2012 to December 31, 2012 the cumulative return before sales charges and taxes was 12.66%.

Average Annual Total Returns for the periods ended December 31, 2012

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Performance information for Class I shares will be provided after those shares have one full calendar year of performance.

Average Annual Total Returns (Oppenheimer Rising Dividends Fund, Inc.)	Inception Date	1 Year	5 Years	10 Years
Class A	Apr 30, 1980	6.19%	0.02%	7.10%
Class A Return After Taxes on Distributions		5.62%	(0.26%)	5.85%
Class A Return After Taxes on Distributions and Sale of Fund Shares		4.01%	(0.05%)	5.78%
Class B	Sep 1, 1993	6.65%	(0.06%)	7.22%
Class C	Sep 1, 1993	10.84%	0.47%	6.89%
Class N	Mar 1, 2001	11.23%	0.92%	7.41%
Class Y	Dec 16, 1996	12.88%	1.51%	8.02%
S&P 500 Index		16.00%	1.66%	7.10%
Russell 1000 Index		16.42%	1.92%	7.52%

Shareholder Fees (dei_DocumentInformationDocumentAxis, (Oppenheimer Rising Dividends Fund, Inc.))	0 Months Ended
Feb. 28, 2013
Class A
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none
Class B
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	5.00%
Class C
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	1.00%
Class I
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none
Class N
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	1.00%
Class Y
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none

Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Rising Dividends Fund, Inc.))	0 Months Ended
	Feb. 28, 2013
Class A
Operating Expenses:
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	1.06%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.06%
Class B
Operating Expenses:
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.43%
Total Annual Fund Operating Expenses	2.02%
Fee Waiver and/or Expense Reimbursement	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.01%
Class C
Operating Expenses:
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	1.83%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.83%
Class I
Operating Expenses:
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.63%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.63%
Class N
Operating Expenses:
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.34%
Total Annual Fund Operating Expenses	1.43%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.43%
Class Y
Operating Expenses:
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.83%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.83%

[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for Classes B, C, N and Y shares to 0.35% of average annual net assets per class per fiscal year, and to 0.30% of average annual net assets per fiscal year for Class A shares. This fee waiver and/or expense limitation may not be amended or withdrawn until one year from the date of this prospectus.

Expense Example (dei_DocumentInformationDocumentAxis, (Oppenheimer Rising Dividends Fund, Inc.), USD $)	0 Months Ended
Feb. 28, 2013
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 677
Expense Example, with Redemption, 3 Years	894
Expense Example, with Redemption, 5 Years	1,129
Expense Example, with Redemption, 10 Years	1,801
Class B
Expense Example:
Expense Example, with Redemption, 1 Year	706
Expense Example, with Redemption, 3 Years	939
Expense Example, with Redemption, 5 Years	1,298
Expense Example, with Redemption, 10 Years	1,888
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	288
Expense Example, with Redemption, 3 Years	581
Expense Example, with Redemption, 5 Years	999
Expense Example, with Redemption, 10 Years	2,167
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	352
Expense Example, with Redemption, 10 Years	789
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	247
Expense Example, with Redemption, 3 Years	456
Expense Example, with Redemption, 5 Years	787
Expense Example, with Redemption, 10 Years	1,725
Class Y
Expense Example:
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	266
Expense Example, with Redemption, 5 Years	462
Expense Example, with Redemption, 10 Years	$ 1,030

Expense Example, No Redemption (dei_DocumentInformationDocumentAxis, (Oppenheimer Rising Dividends Fund, Inc.), USD $)	0 Months Ended
Feb. 28, 2013
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 677
Expense Example, No Redemption, 3 Years	894
Expense Example, No Redemption, 5 Years	1,129
Expense Example, No Redemption, 10 Years	1,801
Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	206
Expense Example, No Redemption, 3 Years	639
Expense Example, No Redemption, 5 Years	1,098
Expense Example, No Redemption, 10 Years	1,888
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	188
Expense Example, No Redemption, 3 Years	581
Expense Example, No Redemption, 5 Years	999
Expense Example, No Redemption, 10 Years	2,167
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	65
Expense Example, No Redemption, 3 Years	202
Expense Example, No Redemption, 5 Years	352
Expense Example, No Redemption, 10 Years	789
Class N
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	147
Expense Example, No Redemption, 3 Years	456
Expense Example, No Redemption, 5 Years	787
Expense Example, No Redemption, 10 Years	1,725
Class Y
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	85
Expense Example, No Redemption, 3 Years	266
Expense Example, No Redemption, 5 Years	462
Expense Example, No Redemption, 10 Years	$ 1,030

Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Rising Dividends Fund, Inc.), Class A)	0 Months Ended
Feb. 28, 2013
(Oppenheimer Rising Dividends Fund, Inc.) | Class A
Bar Chart Table:
Annual Return 2003	27.02%
Annual Return 2004	12.67%
Annual Return 2005	5.97%
Annual Return 2006	15.97%
Annual Return 2007	12.73%
Annual Return 2008	(31.29%)
Annual Return 2009	18.45%
Annual Return 2010	13.13%
Annual Return 2011	2.39%
Annual Return 2012	12.66%

Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Rising Dividends Fund, Inc.))	0 Months Ended
Feb. 28, 2013
S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
10 Years	7.10%
Russell 1000 Index
Average Annual Return:
1 Year	16.42%
5 Years	1.92%
10 Years	7.52%
Class A
Average Annual Return:
1 Year	6.19%
5 Years	0.02%
10 Years	7.10%
Inception Date	Apr 30, 1980
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	5.62%
5 Years	(0.26%)
10 Years	5.85%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	4.01%
5 Years	(0.05%)
10 Years	5.78%
Class B
Average Annual Return:
1 Year	6.65%
5 Years	(0.06%)
10 Years	7.22%
Inception Date	Sep 1, 1993
Class C
Average Annual Return:
1 Year	10.84%
5 Years	0.47%
10 Years	6.89%
Inception Date	Sep 1, 1993
Class N
Average Annual Return:
1 Year	11.23%
5 Years	0.92%
10 Years	7.41%
Inception Date	Mar 1, 2001
Class Y
Average Annual Return:
1 Year	12.88%
5 Years	1.51%
10 Years	8.02%
Inception Date	Dec 16, 1996

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2012
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER RISING DIVIDENDS FUND
Central Index Key	dei_EntityCentralIndexKey	0000312555
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 27, 2013
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2013
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
(Oppenheimer Rising Dividends Fund, Inc.)
Risk/Return:	rr_RiskReturnAbstract
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective. The Fund seeks total return.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 10 of the prospectus and in the sections "How to Buy Shares" beginning on page 55 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies. The Fund invests mainly in common stocks of companies that currently pay dividends or are expected to begin paying dividends in the future. The Fund emphasizes investments in companies that are expected to grow their dividends over time. Under normal market conditions, the Fund will invest at least 80% of its net assets in securities of companies that the portfolio managers expect to experience dividend growth, including companies that currently pay dividends and are expected to increase them and companies that do not currently pay dividends but are expected to begin paying them in the near future.

The Fund can invest in issuers in all capitalization ranges. Currently, the Fund's stock investments are focused on large-cap issuers, but that emphasis can change over time. While the Fund mainly invests in common stocks of U.S. companies, it may also invest in other securities, including foreign stocks, fixed-income instruments, convertible securities, preferred stocks, and derivatives such as covered call options.

In selecting investments for the Fund, the Fund uses a "top down" approach that focuses on broad economic trends affecting entire markets and industries, as well as a "bottom up" approach that focuses on the fundamental prospects of individual companies and issuers.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.

At times, the Fund may emphasize investments in a particular industry or economic or market sector. To the extent that the Fund increases its emphasis on investments in a particular industry or sector, the value of its investments may fluctuate more in response to events affecting that industry or sector, such as changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others.

Dividend Risk. There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. High-dividend stocks may not experience high earnings growth or capital appreciation. The Fund's performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks.

Risks of Derivative Investments. Derivatives may be volatile and may involve significant risks. The underlying security or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The Fund may also lose money on a derivative investment if the issuer fails to pay the amount due. Certain derivative investments held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and can increase portfolio turnover. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking total return from capital appreciation and dividend income over the long term. Those investors should be willing to assume the risks of short-term share price fluctuations and losses that are typical for a fund emphasizing investments in common stock. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A shares) from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/RisingDividendsFund

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.oppenheimerfunds.com/fund/RisingDividendsFund
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 16.38% (2nd Qtr 03) and the lowest return was -19.85% (4th Qtr 08). For the period from from January 1, 2012 to December 31, 2012 the cumulative return before sales charges and taxes was 12.66%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Performance information for Class I shares will be provided after those shares have one full calendar year of performance.

(Oppenheimer Rising Dividends Fund, Inc.) | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
(Oppenheimer Rising Dividends Fund, Inc.) | Russell 1000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	1.92%
10 Years	rr_AverageAnnualReturnYear10	7.52%
(Oppenheimer Rising Dividends Fund, Inc.) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	677
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	894
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,129
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,801
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	677
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	894
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,129
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,801
Annual Return 2003	rr_AnnualReturn2003	27.02%
Annual Return 2004	rr_AnnualReturn2004	12.67%
Annual Return 2005	rr_AnnualReturn2005	5.97%
Annual Return 2006	rr_AnnualReturn2006	15.97%
Annual Return 2007	rr_AnnualReturn2007	12.73%
Annual Return 2008	rr_AnnualReturn2008	(31.29%)
Annual Return 2009	rr_AnnualReturn2009	18.45%
Annual Return 2010	rr_AnnualReturn2010	13.13%
Annual Return 2011	rr_AnnualReturn2011	2.39%
Annual Return 2012	rr_AnnualReturn2012	12.66%
Year to Date Return, Label	rr_YearToDateReturnLabel	For the period from from January 1, 2012 to December 31, 2012 the cumulative return before sales charges and taxes was 12.66%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter was 16.38% (2nd Qtr 03)
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return was -19.85% (4th Qtr 08)
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.85%)
1 Year	rr_AverageAnnualReturnYear01	6.19%
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 1980
(Oppenheimer Rising Dividends Fund, Inc.) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.62%
5 Years	rr_AverageAnnualReturnYear05	(0.26%)
10 Years	rr_AverageAnnualReturnYear10	5.85%
(Oppenheimer Rising Dividends Fund, Inc.) | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.01%
5 Years	rr_AverageAnnualReturnYear05	(0.05%)
10 Years	rr_AverageAnnualReturnYear10	5.78%
(Oppenheimer Rising Dividends Fund, Inc.) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	706
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	939
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,298
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,888
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	206
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	639
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,098
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,888
1 Year	rr_AverageAnnualReturnYear01	6.65%
5 Years	rr_AverageAnnualReturnYear05	(0.06%)
10 Years	rr_AverageAnnualReturnYear10	7.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 1993
(Oppenheimer Rising Dividends Fund, Inc.) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	288
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	581
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	999
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,167
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	581
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	999
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,167
1 Year	rr_AverageAnnualReturnYear01	10.84%
5 Years	rr_AverageAnnualReturnYear05	0.47%
10 Years	rr_AverageAnnualReturnYear10	6.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 1993
(Oppenheimer Rising Dividends Fund, Inc.) | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	352
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	789
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	65
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	202
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	352
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	789
(Oppenheimer Rising Dividends Fund, Inc.) | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	247
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	456
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	787
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,725
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	147
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	456
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	787
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,725
1 Year	rr_AverageAnnualReturnYear01	11.23%
5 Years	rr_AverageAnnualReturnYear05	0.92%
10 Years	rr_AverageAnnualReturnYear10	7.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
(Oppenheimer Rising Dividends Fund, Inc.) | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	266
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	462
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,030
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	85
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	266
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	462
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,030
1 Year	rr_AverageAnnualReturnYear01	12.88%
5 Years	rr_AverageAnnualReturnYear05	1.51%
10 Years	rr_AverageAnnualReturnYear10	8.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 16, 1996
[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for Classes B, C, N and Y shares to 0.35% of average annual net assets per class per fiscal year, and to 0.30% of average annual net assets per fiscal year for Class A shares. This fee waiver and/or expense limitation may not be amended or withdrawn until one year from the date of this prospectus.